Business, Liquidity and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of liabilities measured at fair value on a recurring basis
		Level 1		Level 3
	Balance at	Quoted prices in	Level 2	Significant
	December 31,	active markets for	Significant other	unobservable
(In thousands)	2015	identical assets	observable inputs	inputs
Liabilities:
Fair value liability for price adjustable warrants	$2,491	$-	$-	$2,491
Fair value liability for shares to be issued	60	60	-	-
Total liabilities at fair value	$2,551	$60	$-	$2,491

		Level 1		Level 3
		Quoted prices in	Level 2	Significant
	Balance at	active markets for	Significant other	unobservable
(In thousands)	March 31, 2016	identical assets	observable inputs	inputs
Liabilities:
Fair value liability for price adjustable warrants	$423	$-	$-	$423
Fair value liability for shares to be issued	75	75
Total liabilities at fair value	$498	$75	$-	$423

(in thousands)	Balance at December 31, 2014	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$9,225	$-	$-	$9,225
Fair value liability for shares to be issued	75	75	-	-
Total liabilities at fair value	$9,300	$75	$-	$9,225

	Balance at December 31, 2015	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$2,491	$-	$-	$2,491
Fair value liability for shares to be issued	60	60	-	-
Total liabilities at fair value	$2,551	$60	$-	$2,491

Schedule of fair value liability of price adjustable warrants determined by Level 3

	Fair value	Weighted average as of each measurement date
	liability for price				Contractual
	adjustable warrants	Exercise	Stock		life	Risk free
	(in thousands)	Price	Price	Volatility	(in years)	rate

Balance at December 31, 2015	$2,491	$0.42	$0.27	99%	1.79	0.46%
Change in fair value included in statement of operations	(2,068)
Balance at March 31, 2016	$423	$0.42	$0.17	123%	1.47	0.21%

		Weighted average as of each measurement date
(in thousands, except per share data)	Fair value liability for price adjustable warrants (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life (in years)	Risk free rate
Balance at December 31, 2013	$5,226	$0.28	$0.40	124%	4.08	1.30%
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares	5,929	0.75	1.50	123%	7.0	0.55%
Exercise of Warrants	(1,917)	0.36	1.14	133%	3.07	0.77%
Change in fair value included in consolidated statement of operations	(13)	-	-	-	-	-
Balance at December 31, 2014	9,225	0.42	0.95	121%	3.51	0.90%
Fair value of price-adjustable warrants issued in connection with Series D Convertible Preferred Shares	575	0.40	0.44	97%	1.19	0.73%
Change in fair value included in consolidated statement of operations	(7,309)	-	-	-	-	-
Balance at December 31, 2015	$2,491	$0.42	$0.27	99%	1.79	0.46%

Schedule of anti-dilutive securities
	Three Months Ended March 31,
	2015	2016
Stock options outstanding	1,316,106	1,548,106
Warrants	1,285,693	7,037,946
Convertible preferred stock	-	7,550,000
Total	2,601,799	16,136,052

	Year Ended December 31,
	2014	2015
Stock options outstanding	1,084,106	1,316,106
Warrants	21,212,813	7,037,946
Convertible preferred stock	8,000,000	8,925,000
Total	30,296,919	17,279,052

Schedule of reconciliation of basic and diluted net income per share
	Three Months Ended March 31,
	2015	2016
Net income – numerator basic	$414	$1,067
Change in fair value liability for price adjustable warrants	(1,729)	(1,779)
Net loss, excluding change in fair value liability for price adjustable warrants	$(1,315)	$(712)
Weighted average common shares outstanding – denominator basic	25,632	28,403
Effect of price adjustable warrants	6,923	(13,750)
Weighted average dilutive common shares outstanding	32,555	14,653
Net income per common share – basic	$0.02	$0.04
Net loss per common share – diluted	$(0.04)	$(0.05)

(in thousands, except per share data)	Year Ended December 31,
	2014	2015
Net income (loss) – numerator basic	$(12,477)	$2,647
Change in fair value liability for price adjustable warrants	-	(7,309)
Net loss excluding change in fair value liability for price adjustable warrants	$(12,477)	$(4,662)
Weighted average common shares outstanding – denominator basic	24,635	26,302
Effect of price adjustable warrants	-	6,573
Weighted average dilutive common shares outstanding	24,635	32,875
Net income (loss) per common share – basic	$(0.51)	$0.10
Net loss per common share – diluted	$(0.51)	$(0.14)